Subsequent Events	12 Months Ended
Dec. 31, 2013
Subsequent Events
Note 26.	Subsequent Events

E-Shop transfer from Cyprus to Netherlands

At the end of 2013 the Company made the decision to transfer its e-commerce operations from Cyprus to the Netherlands effective January 1, 2014, which will impact the Company’s tax structure. This is not expected to have a material impact in 2014.

Crossloop

On January 31, 2014, the Company terminated its CrossLoop service and agreed to refund customers for unused licenses. This will not have a material impact in 2014.